INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 29,439,000
Unrecognized tax benefits	0	$ 0
Interest or penalties	0	0
Provision for interest penalties	$ 0	$ 0